John Hancock Bond Trust

Supplement dated October 24, 2013 to the current Statement of Additional Information, as supplemented

In the “Additional Investment Policies” section, the subsection, “Market Capitalization Weighted Approach” is removed.

You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.